Investment Strategy	Apr. 29, 2025
Invesco Comstock Contrarian Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund may invest in securities of issuers of any market capitalization, and at times might increase its emphasis on securities of issuers in a particular capitalization range. Under normal market conditions, it is currently expected that the Fund will invest a substantial percentage of its assets in large capitalization issuers. The Fund may also invest in real estate investment trusts (“REITs”).
In selecting securities for investment, the portfolio managers focus primarily on a security’s potential for capital growth and income. The “contrarian” nature of the strategy reflects that the portfolio managers emphasize a value style of investing, seeking to identify well-established, undervalued companies that have identifiable factors that might lead to improved valuations.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

Invesco QQQ Hedged Advantage ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by: (1) investing primarily in a portfolio of U.S. equity securities that is intended to substantially replicate the performance of the Nasdaq-100 Index (the “Index”) (the “Equity Portfolio”), and (2) utilizing an option overlay strategy designed to partially hedge the Fund’s downside exposure when equity markets decline. The Fund is designed to provide investors with a portion of the returns linked to an investment in the equity securities that comprise the Index, while limiting downside and volatility risks relative to a traditional long-only equity portfolio.
In managing the Equity Portfolio, the portfolio managers seek to track the performance of the Index as closely as possible, while accounting for tax considerations applicable to the Fund. In this regard, in addition to investing in securities included in the Index, the Equity Portfolio will also include a significant number of stocks outside of the Index. Equity securities outside the Index will be selected based on a proprietary selection model designed to identify securities that are expected to perform similarly to Index securities. Nasdaq, Inc. (“Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Index, which includes securities of 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market LLC based on market capitalization. Security types generally eligible for inclusion in the Index are common stocks and American Depositary Receipts (“ADRs”) that represent securities of non-U.S.
issuers. Securities of companies organized as real estate investment trusts (“REITs”), securities of Special Purpose Acquisition Companies (“SPACs”), and “when-issued” securities are not eligible for inclusion in the Index. Although the Fund seeks to track the performance of the Index as closely as possible, the Fund is not passively managed and therefore will not seek full replication of the Index, meaning that it may not invest in all component securities of the Index, and instead may invest in a smaller number of component securities that the Adviser believes will track the returns of the Index.
The portfolio managers seek to construct the option overlay strategy by systematically buying and selling call and put options based on the Index (or an exchange-traded fund (“ETF”) that tracks the Index), and utilizing combinations of put option spread and covered call option strategies or put-spread collar strategies (i.e., combination of a sold call with a put spread, all with the same reference asset). The portfolio managers will ordinarily create a put option spread by buying put options on the Index (or ETF) at a higher strike price and selling a put option on the Index (or ETF) at a relatively lower strike price. When the Fund purchases a put option, the Fund has the right, but not the obligation, to sell the underlying reference asset at an agreed upon price to a counterparty at a specific time. The value of put options purchased by the Fund will typically increase when the value of the Index (or ETF) declines below the strike price of the option, which provides the Fund with some downside protection. When the Fund sells a put option, the counterparty has the right, but not the obligation, to sell the underlying reference asset to the Fund at an agreed upon price at a specific time. By selling put options with a relatively lower strike price than the put options purchased by the Fund, the Fund effectively limits the amount of the downside protection it receives from the put options purchased.
In order to partially offset the cost of these put option spreads, the portfolio managers will also sell call options on the Index or an ETF tracking the Index. When the Fund sells a call option, the Fund gives the counterparty the right, but not the obligation, to purchase the reference asset (or the value thereof) from the Fund at a specific price and time in exchange for a premium. While these premiums help offset the cost of the put option spreads, the Fund loses some of its ability to profit from increases in the value of the Index.
In implementing the option overlay strategy, the portfolio managers seek to provide “laddered” exposure, meaning that the Fund will hold put option spreads for multiple (typically, twelve-month) periods (each, a “hedge period”). These hedge periods are typically staggered one month apart. This structure is intended to reduce the Fund’s volatility and exposure to downside risks in any one hedge period alone. The portfolio management team has flexibility to modify and allocate the Fund’s assets across hedge periods in order to achieve the desired exposure and downside protection for the Fund. The Fund’s put option spreads are systematically maintained at levels that are intended to reduce the Fund’s exposure to market declines within a particular range. The option overlay strategy is not designed to provide market protection when the market is only down slightly; during such periods, the Fund is expected to perform in line with broad equity markets.
The Fund’s option overlay strategy may not always provide greater market protection than other equity investments, particularly in rising equity markets when the Fund is expected to underperform traditional long-only equity strategies. In addition, by selling call options to offset some of the costs associated with the option overlay strategy, the Fund will forgo some of the upside from increases in the value of the Index (or ETF) in certain market conditions.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of March 31, 2025, the Index had significant exposure to the information technology sector. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of March 31, 2025, the Index had significant exposure to the information technology sector. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.